Commitments and Contingencies Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Payments Under Company's Operating Lease Commitments
The following table summarizes payments under the Company’s operating lease commitments as of March 31, 2020 (in thousands):

Fiscal year	Amount
2021	$14,210
2022	11,663
2023	11,235
2024	10,864
2025	8,020
Thereafter	16,331
Total future contractual payments	$72,323